Fair value of financial assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
At carrying value [member]
Debt instruments measured at amortized cost [abstract]
Trade receivables (current)	€ 36,891	€ 35,582	[1]	€ 27,479
Other financial assets (non-current)	1,530	1,221	[1]	388
Other current non-trade receivables	1,461	2,001	[1]	1,552
Cash and cash equivalents	115,506	43,175	[1]	55,912
Total debt instruments	155,388	81,979	[1]	85,331
Financial assets at fair value through profit or loss [abstract]
Derivates	117	218	[1]	0
Total financial assets measured at fair value	117	218	[1]	0
Equity instruments designated at fair value through OCI [abstract]
Non-listed equity investments	2,701	0		0
Total equity instruments designated at fair value through OCI	2,701	0		0
At fair value [member]
Debt instruments measured at amortized cost [abstract]
Trade receivables (current)	36,891	35,582	[1]	27,479
Other financial assets (non-current)	1,530	1,221	[1]	388
Other current non-trade receivables	1,461	2,001	[1]	1,552
Cash and cash equivalents	115,506	43,175	[1]	55,912
Total debt instruments	155,388	81,979	[1]	85,331
Financial assets at fair value through profit or loss [abstract]
Derivates	117	218	[1]	0
Total financial assets measured at fair value	117	218	[1]	0
Equity instruments designated at fair value through OCI [abstract]
Non-listed equity investments	2,701	0		0
Total equity instruments designated at fair value through OCI	€ 2,701	€ 0		€ 0

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.